INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating losses carried forward	$ 206,079	$ 190,779
Depreciation and amortization	76,272	70,110
Lease liabilities	30,492	48,887
Others	13,052	4,159
Sub-total	325,895	313,935
Valuation allowances	(299,620)	(267,316)
Total deferred tax assets	26,275	46,619
Deferred tax liabilities
Right-of-use assets	(10,413)	(25,817)
Land use rights	(44,434)	(45,963)
Intangible assets	(505)	(505)
Unrealized capital allowances	(4,279)	(5,141)
Others	(5,683)	(6,194)
Total deferred tax liabilities	(65,314)	(83,620)
Deferred tax liabilities, net	$ (39,039)	$ (37,001)